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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/04


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TAX FREE MONEY FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

PAR                                                                                    YIELD ON
AMOUNT                                                               MATURITY          DATE OF        AMORTIZED
(000)         DESCRIPTION                                              DATE            PURCHASE          COST

              MUNICIPAL BONDS 99.1%
              7 DAY FLOATERS    55.8%
     $ 1,000  Floyd Cnty, GA Dev Auth Rev Berry College Inc Proj
              (LOC: SunTrust Bank)                                   10/06/04            1.690%      $ 1,000,000
         900  Franklin Cnty, TN Hlth & Ed Fac Univ of the South
              (LOC: SunTrust Bank)                                   10/06/04            1.690           900,000
       1,000  Fulton Cnty, GA Dev Auth Rev Pace Academy Inc Proj
              (LOC: Bank of America)                                 10/07/04            1.700         1,000,000
       1,000  Gibson Cnty, IN Pollutn Ctl Rev Toyota Mtr Mfg
              Proj Ser A                                             10/06/04            1.720         1,000,000
       1,000  Maryland St Trans Auth Baltimore/Washington DC
              Arpt Ser A (LOC: State Street Bank & Trust)            10/07/04            1.700         1,000,000
       1,000  Medical Ctr Hosp Auth GA Rev Adj Spring Harbor at
              Green Island (LOC: Bank of Scotland)                   10/07/04            1.690         1,000,000
       1,000  Mississippi Bus Fin Corp Assembly & Mfg Proj (LOC:
              JP Morgan Chase)                                       10/06/04            1.730         1,000,000
       1,100  North Miami, FL Ed Fac Rev Miami Cntry Day Sch
              Proj (LOC: Bank of America)                            10/07/04            1.750         1,100,000
         975  Palm Beach Cnty, FL Rev Henry Morrison Flagler
              Proj (LOC: Northern Trust Co)                          10/07/04            1.710           975,000
       1,000  Palm Beach Cnty, FL Rev Raymond F Kravis Ctr Proj
              (LOC: Northern Trust Co)                               10/07/04            1.670         1,000,000
         615  Quad Cities, IL Regl Econ Dev Auth IL Indl Dev Rev
              Seaberg Inds Inc Proj (LOC: Wells Fargo Bank)          10/07/04            1.910           615,000
       1,000  University of Alabama Rev Adj Hosp Ser C
              (AMBAC Insd)                                           10/06/04            1.610         1,000,000
       1,000  Washington St Hsg Fin Comm Multi-Family Mtg Rev
              (LOC: Harris Trust & Savings Bank)                     10/05/04            1.660         1,000,000
                                                                                                     -----------
              TOTAL 7 DAY FLOATERS (A)                                                                12,590,000
                                                                                                     -----------
              DAILY VARIABLE RATE SECURITIES    29.7%
       1,000  Detroit, MI Swr Disp Rev (FSA Insd)                    10/01/04            1.730         1,000,000
       1,000  Farmington, NM Pollutn Ctl Rev AZ Pub Svc Co Ser B
              Rfdg (LOC: Barclays Bank)                              10/01/04            1.730         1,000,000
       1,000  Iowa Fin Auth Priv Coll Rev Drake Univ Proj
              (LOC: Wells Fargo Bank)                                10/01/04            1.720         1,000,000
       1,000  Nebraska Ed Fin Auth Rev Creighton Univ Proj
              (AMBAC Insd)                                           10/01/04            1.720         1,000,000
       1,000  Pitkin Cnty, CO Indl Dev Rev Aspen Skiing Co Proj
              Ser A Rfdg (LOC: Bank One)                             10/01/04            1.720         1,000,000
       1,100  South Dakota St Hlth & Ed Rapid City Regl Hosp
              (MBIA Insd)                                            10/01/04            1.720         1,100,000
         600  Uinta Cnty, WY Pollutn Ctl Rev Chevron USA Inc Proj    10/01/04            1.730           600,000
                                                                                                     -----------
              TOTAL DAILY VARIABLE RATE SECURITIES (A)                                                 6,700,000
                                                                                                     -----------


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

              BONDS    13.6%
         555  Chester Cnty, SC Sch Dist Rfdg (FSA Insd)              02/01/05            5.000           561,521
         850  Chicago, IL Met Wtr Rclmtn Dist Gtr Rfdg               12/01/04            5.250           855,593
       1,000  Michigan St Bldg Auth Rev Facs Pgm Ser I Rfdg          10/15/04            5.000         1,001,438
         650  Port Houston Auth TX Harris Ser A (AMT)                10/01/04            4.000           650,000
                                                                                                     -----------
              TOTAL BONDS                                                                              3,068,552
                                                                                                     -----------
              TOTAL INVESTMENTS    99.1% (B)                                                          22,358,552

              OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%                                              205,236
                                                                                                     -----------

              NET ASSETS    100.0%                                                                   $22,563,788
                                                                                                     ===========



              Percentages are calculated as a percentage of net assets.

(a) Securities include a put feature allowing the Fund to periodically put the securities back to the issuer at amortized cost on specified dates. The interest rates shown represent the current interest rates earned by the Fund based on the most recent reset dates. The maturity date shown represents the next reset date.

(b) At September 30, 2004, cost is identical for both book and federal income tax purposes.

AMBAC       - AMBAC Indemnity Corp.
AMT         - Alternative Minimum Tax
FSA         - Financial Security Assurance Inc.
LOC         - Letter of Credit
MBIA        - Municipal Bond Investors Assurance Corp.


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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Money Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004